FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended
Jun. 30, 2026
Fair Value Disclosures [Abstract]
Schedule of fair value of financial assets and liabilities
	As of June 30,			As of December 31,
	2026			2025
	Level 1	Level 2	Total	Level 1	Level 2	Total
	(Unaudited)
Cash equivalents:
Money market funds	$209,690	$-	$209,690	$1,039,648	$-	$1,039,648
U.S. Treasury bills	9,895	-	9,895	-	-	-

Marketable securities:
U.S. Treasury bills	219,353	-	219,353	162,308	-	162,308

Foreign currency derivative contracts:
Foreign exchange contracts	-	12,024	12,024	-	20,168	20,168
Total	$438,938	$12,024	$450,962	$1,201,956	$20,168	$1,222,124